UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       September 30, 2008
                                                ----------------------------

Check here if Amendment [ ];  Amendment Number:
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Cedar Hill Capital Partners, LLC
           ---------------------------------------------------
Address:          445 Park Avenue, 5th Floor
           ---------------------------------------------------
                  New York, New York 10022
           ---------------------------------------------------

Form 13F File Number: 028-12174

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Frank J. Paone
           ---------------------------------------------------
Title:            Chief Financial Officer
           ---------------------------------------------------
Phone:            (212) 201-5805
           ---------------------------------------------------

Signature, Place, and Date of Signing:


/s/ Frank J. Paone                 New York, NY              11/14/2008
--------------------------    ---------------------    -----------------------
      [Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:            0
                                         ------------
Form 13F Information Table Entry Total:      59
                                         ------------
Form 13F Information Table Value Total:    472,499
                                         ------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE.



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

                                                     FORM 13F INFORMATION TABLE

    Column 1                 Column 2     Column 3    Column 4           Column 5        Column 6    Column 7         Column 8
-------------------------  -----------  -----------  ---------  ----------------------  ----------  ----------  --------------------

                                                                                                                  VOTING AUTHORITY
                             TITLE OF                  VALUE      SHARES/   SH/   PUT/  INVESTMENT    OTHER     --------------------
NAME OF ISSUER                 CLASS       CUSIP      (x1000)     PRN AMT   PRN   CALL  DISCRETION   MANAGERS    SOLE   SHARED  NONE
-------------------------  -----------  -----------  ---------  ----------  ----  ----  ----------  ----------  ------  ------  ----
ALLIANCE DATA SYSTEMS
 CORP                           COM       018581108     1,585       25,000  SH             SOLE                 25,000

AMBAC FINL GROUP INC            COM       023139108     2,551    1,095,000  SH             SOLE              1,095,000

AMERICAN EXPRESS CO             COM       025816109     5,315      150,000  SH             SOLE                150,000

AMERICREDIT CORP                COM       03060R101    14,433    1,424,800  SH             SOLE              1,424,800

BANK OF AMERICA
 CORPORATION                    COM       060505104    14,000      400,000  SH             SOLE                400,000

BANKRATE INC                    COM       06646V108     7,198      185,000  SH             SOLE                185,000

BB&T CORP                       COM       054937107    12,983      343,459  SH             SOLE                343,459

BRE PROPERTIES INC            CLASS A     05564E106    19,600      400,000  SH             SOLE                400,000

CAPITAL ONE FINL CORP           COM       14040H105    12,750      250,000  SH             SOLE                250,000

CAPITALSOURCE INC               COM       14055X102       863       70,200  SH             SOLE                 70,200

CB RICHARD ELLIS
 GROUP INC                    CLASS A     12497T101     3,008      225,000  SH             SOLE                225,000

CENTEX CORP                     COM       152312104     5,595      345,387  SH             SOLE                345,387

CITIGROUP INC                   COM       172967101    10,255      500,000  SH             SOLE                500,000

CNA FINL CORP                   COM       126117100     4,572      174,232  SH             SOLE                174,232

CRYSTAL RIV CAP INC             COM       229393301       420      207,945  SH             SOLE                207,945

DEERFIELD CAPITAL
 CORP                           COM       244331104       574      883,070  SH             SOLE                883,070

DOLLAR FINL CORP                COM       256664103     8,825      573,455  SH             SOLE                573,455

EAGLE MATERIALS INC             COM       26969P108     1,119       50,000  SH             SOLE                 50,000

EQUITY RESIDENTIAL          SH BEN INT    29476L107    12,457      280,500  SH             SOLE                280,500

FEDERAL NATL MTG ASSN           COM       313586109     4,313    2,818,700  SH             SOLE              2,818,700

FBR CAPITAL MARKETS
 CORP                           COM       30247C301       162       25,000  SH             SOLE                 25,000

FIFTH THIRD BANCORP             COM       316773100     7,352      617,800  SH             SOLE                617,800

                              SBI INT
SELECT SECTOR SPDR TR          -FINL      81369Y605    34,808    1,750,000  SH             SOLE              1,750,000

FIRST AMERN CALIF               COM       318522307     3,519      119,300  SH             SOLE                119,300

FEDERAL HOME LN
 MTG CORP                       COM       313400301       342      200,000  SH             SOLE                200,000

GFI GROUP INC                   COM       361652209     2,355      500,000  SH             SOLE                500,000

GREENHILL & CO INC              COM       395259104     8,164      110,705  SH             SOLE                110,705

HANOVER INS GROUP INC           COM       410867105    16,660      366,000  SH             SOLE                366,000

JEFFERIES GROUP INC
 NEW                            COM       472319102     8,960      400,000  SH             SOLE                400,000

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

                                                     FORM 13F INFORMATION TABLE

    Column 1                 Column 2     Column 3    Column 4           Column 5        Column 6    Column 7         Column 8
-------------------------  -----------  -----------  ---------  ----------------------  ----------  ----------  --------------------

                                                                                                                  VOTING AUTHORITY
                             TITLE OF                  VALUE      SHARES/   SH/   PUT/  INVESTMENT    OTHER     --------------------
NAME OF ISSUER                 CLASS       CUSIP      (x1000)     PRN AMT   PRN   CALL  DISCRETION   MANAGERS    SOLE   SHARED  NONE
-------------------------  -----------  -----------  ---------  ----------  ----  ----  ----------  ----------  ------  ------  ----
JONES LANG LASALLE
 INC                            COM       48020Q107     2,609       60,000  SH             SOLE                 60,000

KB HOME                         COM       48666K109     6,888      350,000  SH             SOLE                350,000

SPDR SERIES TRUST           KBW REGN BK   78464A698    36,388    1,025,000  SH             SOLE              1,025,000
                                ETF

KEYCORP NEW                     COM       493267108     1,194      100,000  SH             SOLE                100,000

LEHMAN BROS HLDGS INC           COM       524908100       180      839,423  SH             SOLE                839,423

LENNAR CORP                   CLASS A     526057104     6,073      399,820  SH             SOLE                399,820

MAGUIRE PPTYS INC               COM       559775101       120       20,100  SH             SOLE                 20,100

MARKETAXESS HOLDINGS
 INC                            COM       57060D108     2,917      361,500  SH             SOLE                361,500

MAX CAPITAL GROUP LTD           SHS       G6052F103     4,646      200,000  SH             SOLE                200,000

MBIA INC                        COM       55262C100    24,857    2,088,825  SH             SOLE              2,088,825

MERRILL LYNCH & CO
 INC                            COM       590188108    34,158    1,350,100  SH             SOLE              1,350,100

MF GLOBAL LTD                   SHS       G60642108     2,401      553,200  SH             SOLE                553,200

NATIONAL CITY CORP              COM       635405103        88       50,000  SH             SOLE                 50,000

NELNET INC                    CLASS A     64031N108    25,560    1,800,000  SH             SOLE              1,800,000

PLATINUM UNDERWRITERS
 HOLDINGS LTD                   COM       G7127P100     4,942      139,300  SH             SOLE                139,300

PNC FINL SVCS GROUP
 INC                            COM       693475105     7,470      100,000  SH             SOLE                100,000

PORTFOLIO RECOVERY
 ASSOCS INC                     COM       73640Q105     2,068       42,520  SH             SOLE                 42,520

PRIVATEBANCORP INC              COM       742962103     4,583      110,000  SH             SOLE                110,000

SLM CORP                        COM       78442P106        62        5,000  SH             SOLE                  5,000

STATE STR CORP                  COM       857477103    11,376      200,000  SH             SOLE                200,000

PRICE T ROWE GROUP
 INC                            COM       74144T108     9,399      175,000  SH             SOLE                175,000

TELECOMMUNICATION SYS
 INC                          CLASS A     87929J103     4,364      631,561  SH             SOLE                631,561

SCHWAB CHARLES CORP
 NEW                            COM       808513105     8,211      315,800  SH             SOLE                315,800

THINKORSWIM GROUP INC           COM       88409C105     8,300      996,367  SH             SOLE                996,367

TOLL BROTHERS INC               COM       889478103     3,785      150,000  SH             SOLE                150,000

TRADESTATION GROUP
 INC                            COM       89267P105     5,610      600,000  SH             SOLE                600,000

TRINITY INDS INC                COM       896522109     2,820      109,600  SH             SOLE                109,600

US BANCORP DEL                COM NEW     902973304    10,806      300,000  SH             SOLE                300,000

WELLS FARGO & CO NEW            COM       949746101     9,383      250,000  SH             SOLE                250,000

XL CAP LTD                    CLASS A     G98255105     6,505      362,600  SH             SOLE                362,600

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